Profit before taxation - Summary of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 77,709	€ 82,189	€ 66,729
General and administrative expenses
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	13,991	13,113	11,382
Direct and marketing expenses
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 63,718	€ 69,076	€ 55,347